Fees Summary	Nov. 27, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,845,000
Previously Paid Amount	0.00
Total Fee Amount	282.47
Total Offset Amount	0.00
Net Fee	282.47
Narrative - Max Aggregate Offering Price	$ 1,845,000
Final Prospectus	true